STOCK OPTIONS (Details 3) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
STOCK OPTIONS
Outstanding at beginning of year	1,800,000
Options granted	25,000
Options exercised	0
Options forfeited	(167,614)
Outstanding, end	1,657,386
Number of shares exercisable	1,009,705
Options outstanding weighted average exercise price, beginning	$ 0.49
Options granted weighted average exercise price	0.48	$ 0.49
Options exercised weighted average exercise price	0
Options forfeited weighted average exercise price	0.48
Outstanding at end of the period	0.49
Weighted average exercise price per share exercisable	$ 0.49
Weighted average remaining contractual life outstanding	8 years 9 months 18 days
Weighted average remaining contractual life exercisable	8 years 9 months 18 days
Agrregate intrensic value outstanding	$ 127
Agrregate intrensic value exercisable	$ 71